S-K 1602(a)(3) Forepart, Sponsor Compensation	Feb. 19, 2026 USD ($)
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000